SHAREHOLDERS' EQUITY (Details Textual) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		128 Months Ended	137 Months Ended				1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		12 Months Ended															1 Months Ended	10 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	9 Months Ended		1 Months Ended				9 Months Ended	12 Months Ended				0 Months Ended
	Jul. 19, 2010	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012	Jul. 31, 2013	Jun. 14, 2013	Mar. 10, 2013	Jul. 21, 2012	Oct. 31, 2011 Promissory Note [Member]	Jul. 31, 2013 Promissory Note [Member]	Jul. 31, 2013 Promissory Note [Member]	Oct. 31, 2012 Promissory Note [Member]	Jul. 19, 2010 Promissory Note [Member]	Oct. 31, 2012 Optimus	Jul. 31, 2013 Minimum [Member]	Oct. 31, 2012 Minimum [Member]	Oct. 31, 2011 Minimum [Member]	Oct. 31, 2012 Minimum [Member] Optimus	Oct. 31, 2011 Minimum [Member] Optimus	Jul. 31, 2013 Maximum [Member]	Oct. 31, 2012 Maximum [Member]	Oct. 31, 2011 Maximum [Member]	Oct. 31, 2012 Maximum [Member] Optimus	Oct. 31, 2011 Maximum [Member] Optimus	Oct. 31, 2012 Warrant [Member] Minimum [Member]	Oct. 31, 2011 Warrant [Member] Minimum [Member]	Oct. 31, 2012 Warrant [Member] Maximum [Member]	Oct. 31, 2011 Warrant [Member] Maximum [Member]	Dec. 20, 2012 Common Stock [Member]	Dec. 31, 2002 Common Stock [Member]	Oct. 31, 2012 Common Stock [Member]	Oct. 31, 2007 Common Stock [Member]	Nov. 30, 2012 Hanover Purchase Agreement [Member]	Jul. 31, 2013 Hanover Purchase Agreement [Member]	Jul. 31, 2013 Hanover Purchase Agreement [Member]	Oct. 26, 2012 Hanover Purchase Agreement [Member]	Jan. 30, 2013 Ironridge Settlement [Member]	Dec. 20, 2012 Ironridge Settlement [Member]	Dec. 21, 2012 Ironridge Settlement [Member]	Jul. 19, 2010 Series B Preferred Stock [Member]	Jul. 31, 2013 Series B Preferred Stock [Member]	Oct. 31, 2012 Series B Preferred Stock [Member]	Oct. 31, 2011 Series B Preferred Stock [Member]	Apr. 04, 2011 Series B Preferred Stock [Member]	Oct. 31, 2012 Series B Preferred Stock [Member] Optimus	Apr. 04, 2011 Series B Preferred Stock [Member] Warrant [Member]
Shareholders Equity [Line Items]
Sale of Stock, Price Per Share																			$ 3.16																									$ 10,000	$ 10,000	$ 10,000		$ 10,000
Preferred stock, shares authorized		5,000,000		5,000,000		5,000,000	5,000,000	5,000,000	5,000,000	5,000,000																																		7,500,000
Closing Sale Price Percentage																																								90.00%				75.00%
Outstanding Stock Percentage																																			10.00%									9.99%
Preferred Stock Shares Available For Sale																																													284	284		284
Maintenance Costs																																			$ 15,000
Purchase Of Shares																																								10,000,000
Debt Instrument, Interest Rate, Stated Percentage												33.00%		2.00%	2.00%		2.00%																																	2.00%
Additional Warrant In Percentage																																																		135.00%
Proceeds from Issuance of Debt																																															1,470,000
Proceeds from Debt, Net of Issuance Costs																																															1,340,000
Stock Issued During Period, Shares, New Issues																																	267,117	320		473,826		3,200	348,724				360,000				177			204,480
Repayments of Debt																																															300,000
Class Of Options Or Right Number Of Securities Called By Options Or Rights																																												324,000
Exercise Price Of Options	$ 25.00																																											$ 31.25
Percentage Of Warrant Vest and Exercisable																																												135.00%
Warrants Exercised During Period							616,159											126,023
Common Stock Shares Returned																																									92,883
Common stock, par value (in dollars per share)		$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001																																$ 0.001					$ 0.001
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 18.75	$ 18.75	$ 18.75											$ 5.625	$ 6.625	$ 18.75	$ 18.75	$ 18.75	$ 21.25	$ 21.25	$ 24.40	$ 19.375	$ 25.00	$ 0.053	$ 0.15	$ 0.17	$ 0.1952																		$ 18.75
Liquidation preference																																													10,277,570	9,722,570	9,722,570		9,722,570
Preferred Stock, Liquidation Preference Per Share																																													$ 10,000	$ 10,000
Preferred Stock, Amount of Preferred Dividends in Arrears		185,000	185,000	555,000	555,000	740,000	1,538,686	2,322,570	2,877,570																																				2,877,570	2,322,570
Notes Payable							13,049,210
Preferred Stock redeemed (in shares)																																												226
Preferred Stock redeemed							(90,003)																																					3,141,004
Stock Redeemed Or Called During Period Value Paid In Cash																																												76,622
Stock Redeemed Or Called During Period Value Paid In Extinguishment Of Interest Debt Outstanding																																												13,382
Stock Redeemed Or Called During Period Value Paid In Extinguishment Of Debt Outstanding																																												3,051,000
Accrued Interest On Promissory Note														50,402	149,562	485,812
Promissory Note Receivable		10,633,584		10,633,584		10,484,022	10,283,510	10,484,022	10,633,584				285,300
Note receivable in connection with exercise of warrants				0	0	0	2,389,500	9,998,210	9,998,210				9,998,210
Other Noncash Expense																																					28,000		157,000
Net proceeds of issuance of common stock				3,011,872	0		0	11,988,230	15,000,102																													23,940	2,934,624
Attorney Fees																																										692,761
Legal Settlement Liability																																	$ 692,761
Preferred Stock, Dividend Rate, Percentage				10.00%